Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.7% of Net Assets
	ABS Car Loan — 10.3%
$244,502	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$243,718
61,745	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	62,189
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	423,518
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	252,035
177,479	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	174,882
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	488,179
303,265	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	301,055
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	873,406
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	330,463
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,109,114
1,185,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	1,190,926
1,055,000	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,050,039
234,993	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	229,807
354,854	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	355,596
675,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	676,562
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	175,273
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	159,832
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	849,394
310,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	312,602
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	468,122
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	133,213
160,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	159,680
352,252	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	345,634
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	632,602
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	343,199
524,843	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	524,680
347,437	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	347,200
380,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	379,340
355,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	356,081
29,689	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	29,622
490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	491,620
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	$426,674
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	449,955
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031(a)	586,957
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	531,516
128,874	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026(a)	128,607
246,645	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027(a)	245,440
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	380,514
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	158,819
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	374,527
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	105,305
280,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	280,181
455,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	455,010
630,000	GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.980%, 12/11/2036(a)	628,670
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	266,347
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	217,863
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	719,048
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	259,334
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	228,018
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	113,851
215,000	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	214,700
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	417,120
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	338,360
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	554,092
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	113,967
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	171,102
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	543,754
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	600,476
330,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	329,663
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	214,721
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	250,831
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	420,579

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	$423,506
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	368,211
320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027(a)	319,558
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	90,704
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	696,468
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	185,226
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	350,153
		26,629,410
	ABS Credit Card — 0.4%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	719,955
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	231,273
		951,228
	ABS Home Equity — 0.0%
1,399	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,365
	ABS Other — 4.9%
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	105,388
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	323,590
94,114	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	94,507
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	857,197
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	149,421
230,591	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	209,271
170,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	170,777
32,022	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	31,965
142,023	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	142,406
319,983	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	319,853
193,783	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	193,653
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	740,356
100,000	Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.390%, 3/22/2030(a)	100,211
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	640,508
102,404	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	101,385
376,324	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	376,461
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	149,544
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	635,060
Principal Amount	Description	Value (†)
	ABS Other — continued
$110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	$110,060
63,293	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	62,204
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	454,837
6,448	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032(a)	6,445
687,614	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	691,202
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	331,019
39,617	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	37,325
142,551	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	142,753
395,000	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	395,298
925,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	905,628
100,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	100,105
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	135,398
231,946	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	228,523
1,165,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	1,175,122
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	175,736
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	319,877
44,564	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	43,058
125,000	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	124,882
824,087	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	824,678
265,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	266,175
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	809,250
		12,681,128
	ABS Student Loan — 0.0%
74,911	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	71,945
40,988	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	37,075
		109,020
	Aerospace & Defense — 0.4%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	472,829
115,000	Boeing Co., 6.528%, 5/01/2034(a)	117,749
505,000	L3Harris Technologies, Inc., 5.250%, 6/01/2031	503,310
		1,093,888
	Agency Commercial Mortgage-Backed Securities — 0.6%
694,603	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	686,089
886,146	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	848,655
		1,534,744

Principal Amount	Description	Value (†)
	Apartment REITs — 0.1%
$225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	$178,637
	Automotive — 2.6%
305,000	BMW U.S. Capital LLC, 4.900%, 4/02/2029(a)	303,262
735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025(a)	733,004
395,000	Daimler Truck Finance North America LLC, 5.375%, 6/25/2034(a)	390,463
665,000	Denso Corp., 1.239%, 9/16/2026(a)	607,738
550,000	General Motors Financial Co., Inc., 5.600%, 6/18/2031	545,884
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	270,973
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	175,778
145,000	Harley-Davidson Financial Services, Inc., 5.950%, 6/11/2029(a)	144,693
265,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	270,759
605,000	Hyundai Capital America, 5.300%, 6/24/2029(a)	601,733
255,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	257,034
495,000	LKQ Corp., 5.750%, 6/15/2028	499,663
370,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	369,157
700,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	702,448
965,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	958,909
		6,831,498
	Banking — 13.1%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	405,284
200,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	206,444
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	715,087
215,000	Ally Financial, Inc., 7.100%, 11/15/2027	224,013
450,000	American Express Co., (fixed rate to 4/25/2029, variable rate thereafter), 5.532%, 4/25/2030	455,184
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	328,426
355,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032(a)	349,808
600,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 3/13/2029	601,983
400,000	Banco Santander SA, (fixed rate to 3/14/2029, variable rate thereafter), 5.538%, 3/14/2030	397,292
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	824,958
710,000	Bank of Ireland Group PLC, (fixed rate to 3/20/2029, variable rate thereafter), 5.601%, 3/20/2030(a)	705,981
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	316,529
965,000	Bank of Montreal, 5.511%, 6/04/2031	975,217
570,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	566,495
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	232,401
945,000	Bank of Nova Scotia, GMTN, 5.450%, 8/01/2029	954,292
660,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	658,950
420,000	Canadian Imperial Bank of Commerce, 5.260%, 4/08/2029	419,188
Principal Amount	Description	Value (†)
	Banking — continued
$405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	$418,546
1,265,000	Citibank NA, 5.488%, 12/04/2026	1,271,830
300,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	278,161
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	182,288
485,000	Credit Agricole SA, 5.365%, 3/11/2034(a)	478,891
800,000	Danske Bank AS, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025(a)	792,059
255,000	Deutsche Bank AG, 5.414%, 5/10/2029	254,619
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	558,361
720,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	727,538
1,250,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	1,247,931
625,000	Goldman Sachs Group, Inc., (fixed rate to 4/25/2029, variable rate thereafter), 5.727%, 4/25/2030	636,098
660,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	660,260
430,000	HSBC Holdings PLC, (fixed rate to 8/14/2026, variable rate thereafter), 5.887%, 8/14/2027	433,224
525,000	HSBC USA, Inc., 5.625%, 3/17/2025	525,132
290,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	296,100
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	489,256
500,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	507,920
1,685,000	JPMorgan Chase Bank NA, 5.110%, 12/08/2026	1,684,730
435,000	KeyBank NA, 5.850%, 11/15/2027	433,562
555,000	Morgan Stanley, (fixed rate to 7/20/2028, variable rate thereafter), 5.449%, 7/20/2029	558,424
705,000	Morgan Stanley, (fixed rate to 4/18/2029, variable rate thereafter), 5.656%, 4/18/2030	716,940
915,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	921,262
820,000	Morgan Stanley Bank NA, 5.882%, 10/30/2026	830,114
925,000	National Australia Bank Ltd., 4.900%, 6/13/2028	923,082
410,000	National Bank of Canada, 5.600%, 12/18/2028	414,330
495,000	Nationwide Building Society, (fixed rate to 10/18/2026, variable rate thereafter), 6.557%, 10/18/2027(a)	505,062
935,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	858,618
410,000	PNC Financial Services Group, Inc., (fixed rate to 5/14/2029, variable rate thereafter), 5.492%, 5/14/2030	412,281
300,000	Santander Holdings USA, Inc., (fixed rate to 5/31/2034, variable rate thereafter), 6.342%, 5/31/2035	299,139
415,000	Standard Chartered PLC, (fixed rate to 2/08/2029, variable rate thereafter), 7.018%, 2/08/2030(a)	438,238
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	399,924
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	380,140
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	329,018
560,000	Synchrony Bank, 5.400%, 8/22/2025	555,744
285,000	Synchrony Financial, 4.875%, 6/13/2025	282,127
690,000	Toronto-Dominion Bank, GMTN, 4.994%, 4/05/2029	684,108

Principal Amount	Description	Value (†)
	Banking — continued
$525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	$557,479
335,000	UBS AG, 5.000%, 7/09/2027	332,242
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	561,130
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	645,171
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	453,894
710,000	Westpac Banking Corp., 5.050%, 4/16/2029	711,601
		33,984,106
	Brokerage — 0.8%
655,000	Brookfield Finance, Inc., 5.675%, 1/15/2035	647,990
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	318,826
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	287,862
450,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	455,769
375,000	Nomura Holdings, Inc., 5.783%, 7/03/2034	373,598
		2,084,045
	Building Materials — 0.0%
35,000	Allegion U.S. Holding Co., Inc., 5.600%, 5/29/2034	35,017
	Cable Satellite — 0.4%
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	993,238
	Chemicals — 0.7%
240,000	Cabot Corp., 4.000%, 7/01/2029	226,131
1,015,000	LYB International Finance III LLC, 5.500%, 3/01/2034	1,004,254
410,000	Nutrien Ltd., 5.400%, 6/21/2034	403,883
285,000	Solvay Finance America LLC, 5.850%, 6/04/2034(a)	285,469
		1,919,737
	Collateralized Mortgage Obligations — 0.6%
74,033	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.939%, 7/20/2064(c)	73,944
69,840	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.937%, 7/20/2064(c)	69,754
163	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	146
61,508	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	59,125
220,327	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.357%, 2/20/2066(c)	220,508
747,097	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	707,499
114,073	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 5.887%, 12/20/2068(c)	114,153
103,618	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.837%, 10/20/2068(c)	103,410
335,743	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 5.837%, 5/20/2069(c)	334,769
		1,683,308
	Construction Machinery — 0.6%
310,000	CNH Industrial Capital LLC, 5.500%, 1/12/2029	313,292
Principal Amount	Description	Value (†)
	Construction Machinery — continued
$675,000	John Deere Capital Corp., MTN, 4.900%, 3/07/2031	$671,731
650,000	John Deere Capital Corp., Series 1, MTN, 5.050%, 6/12/2034	645,423
		1,630,446
	Consumer Cyclical Services — 0.1%
165,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	165,263
	Consumer Products — 0.2%
290,000	Hasbro, Inc., 6.050%, 5/14/2034	289,537
245,000	Whirlpool Corp., 5.750%, 3/01/2034	244,616
		534,153
	Diversified Manufacturing — 0.5%
550,000	Ingersoll Rand, Inc., 5.176%, 6/15/2029	549,978
735,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	743,607
		1,293,585
	Electric — 3.4%
435,000	AES Corp., 3.300%, 7/15/2025(a)	424,073
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	285,744
425,000	Ameren Corp., 5.000%, 1/15/2029	420,732
565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	565,447
170,000	Appalachian Power Co., 5.650%, 4/01/2034	168,319
350,000	CenterPoint Energy, Inc., 5.400%, 6/01/2029	351,263
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	113,370
745,000	DTE Energy Co., 4.220%, 11/01/2024	740,672
315,000	Duke Energy Corp., 5.450%, 6/15/2034	311,349
740,000	Edison International, 4.700%, 8/15/2025	731,528
425,000	Enel Finance International NV, 5.500%, 6/26/2034(a)	414,134
310,000	Entergy Corp., 0.900%, 9/15/2025	293,315
335,000	Eversource Energy, 5.950%, 2/01/2029	342,337
450,000	Florida Power & Light Co., 5.150%, 6/15/2029	453,769
400,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	401,668
70,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 6/15/2029	70,188
685,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	691,085
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.501%, 4/30/2043(c)	141,000
440,000	Puget Sound Energy, Inc., 5.330%, 6/15/2034	439,907
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	725,299
830,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	821,017
		8,906,216
	Environmental — 0.2%
655,000	Waste Management, Inc., 4.950%, 7/03/2031	649,707
	Finance Companies — 3.5%
480,000	Air Lease Corp., MTN, 5.200%, 7/15/2031	469,095
555,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	502,152
170,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	169,951
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	193,561
210,000	Ares Capital Corp., 5.950%, 7/15/2029	206,443
345,000	Ares Capital Corp., 7.000%, 1/15/2027	350,785
310,000	Ares Strategic Income Fund, 6.350%, 8/15/2029(a)	307,453
500,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	494,174
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	270,553
245,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	214,823
200,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	198,547
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	253,460

Principal Amount	Description	Value (†)
	Finance Companies — continued
$45,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	$43,648
265,000	Blue Owl Capital Corp. II, 8.450%, 11/15/2026(a)	273,412
380,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	392,913
355,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	343,729
415,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	405,995
75,000	FS KKR Capital Corp., 3.125%, 10/12/2028	65,118
380,000	FS KKR Capital Corp., 6.875%, 8/15/2029	376,819
295,000	FS KKR Capital Corp., 7.875%, 1/15/2029	304,496
190,000	GATX Corp., 5.400%, 3/15/2027	190,172
80,000	Goldman Sachs BDC, Inc., 6.375%, 3/11/2027	80,624
480,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	441,526
465,000	Hercules Capital, Inc., 3.375%, 1/20/2027	430,595
410,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029(a)	405,426
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	346,385
145,000	Main Street Capital Corp., 6.500%, 6/04/2027	145,110
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	146,443
330,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	326,246
145,000	Sixth Street Specialty Lending, Inc., 6.125%, 3/01/2029	143,123
520,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	511,124
		9,003,901
	Financial Other — 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024(a)	465,583
185,000	ORIX Corp., 3.250%, 12/04/2024	183,065
		648,648
	Food & Beverage — 1.3%
695,000	Bimbo Bakeries USA, Inc., 6.050%, 1/15/2029(a)	714,338
1,135,000	Conagra Brands, Inc., 5.300%, 10/01/2026	1,133,645
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	305,400
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	795,376
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	436,193
		3,384,952
	Government Owned - No Guarantee — 0.5%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	407,237
985,000	Electricite de France SA, 5.950%, 4/22/2034(a)	990,634
		1,397,871
	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	233,113
	Health Insurance — 0.5%
635,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.450%, 6/15/2034(a)	627,570
780,000	Humana, Inc., 5.375%, 4/15/2031	775,859
		1,403,429
	Healthcare — 0.6%
365,000	CVS Health Corp., 5.700%, 6/01/2034	364,015
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	754,207
320,000	IQVIA, Inc., 5.700%, 5/15/2028	323,098
		1,441,320
	Hybrid ARMs — 0.0%
12,228	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.432%, 1/01/2035(c)	12,528
22,051	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.787%, 5/01/2036(c)	22,716
		35,244
	Independent Energy — 0.2%
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	458,984
Principal Amount	Description	Value (†)
	Industrial Other — 0.3%
$750,000	Mitsubishi Corp., 5.000%, 7/02/2029(a)	$749,784
	Life Insurance — 5.5%
290,000	Athene Global Funding, 2.500%, 3/24/2028(a)	260,163
990,000	Athene Global Funding, 5.583%, 1/09/2029(a)	994,005
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	762,519
570,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	567,823
835,000	CNO Global Funding, 2.650%, 1/06/2029(a)	731,009
735,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	732,203
170,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	170,610
875,000	F&G Global Funding, 5.150%, 7/07/2025(a)	867,447
995,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	919,964
560,000	Great-West Lifeco U.S. Finance 2020 LP, 0.904%, 8/12/2025(a)	532,348
300,000	Jackson National Life Global Funding, 1.750%, 1/12/2025(a)	293,327
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	152,123
415,000	Met Tower Global Funding, 5.250%, 4/12/2029(a)	417,146
965,000	MetLife, Inc., 5.300%, 12/15/2034	962,347
1,035,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	1,031,696
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	832,843
685,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	681,019
370,000	Protective Life Global Funding, 4.714%, 7/06/2027(a)	365,277
545,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	544,221
345,000	Reinsurance Group of America, Inc., 5.750%, 9/15/2034	343,748
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	638,705
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	410,622
290,000	RGA Global Funding, 2.700%, 1/18/2029(a)	260,326
635,000	RGA Global Funding, 5.448%, 5/24/2029(a)	636,501
280,000	Unum Group, 6.000%, 6/15/2054	268,914
		14,376,906
	Lodging — 0.5%
60,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	59,137
380,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	376,889
400,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	403,949
360,000	Marriott International, Inc., 5.550%, 10/15/2028	364,744
		1,204,719
	Media Entertainment — 0.3%
550,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	544,909
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	120,687
		665,596
	Metals & Mining — 0.4%
965,000	ArcelorMittal SA, 6.000%, 6/17/2034	964,268
60,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	58,973
		1,023,241
	Midstream — 0.7%
310,000	Enbridge, Inc., 5.625%, 4/05/2034	309,490
225,000	Energy Transfer LP, 5.250%, 7/01/2029	223,600
655,000	MPLX LP, 5.500%, 6/01/2034	645,047
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	599,422
		1,777,559

Principal Amount	Description	Value (†)
	Mortgage Related — 0.6%
$346	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	$338
2	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	2
4,926	Government National Mortgage Association, 3.890%, 5/20/2062(c)	4,678
5,086	Government National Mortgage Association, 3.890%, 10/20/2062(c)	4,845
13,460	Government National Mortgage Association, 4.015%, 4/20/2063(c)	12,962
28,526	Government National Mortgage Association, 4.233%, 9/20/2066(c)	27,475
1,080	Government National Mortgage Association, 4.368%, 11/20/2064(c)	1,049
5,828	Government National Mortgage Association, 4.390%, 6/20/2066(c)	5,693
115,391	Government National Mortgage Association, 4.394%, 10/20/2066(c)	112,346
50,992	Government National Mortgage Association, 4.397%, 10/20/2066(c)	49,511
47,265	Government National Mortgage Association, 4.424%, 11/20/2066(c)	45,825
96,205	Government National Mortgage Association, 4.475%, 9/20/2066(c)	94,165
32,843	Government National Mortgage Association, 4.486%, 8/20/2066(c)	32,017
28,368	Government National Mortgage Association, 4.500%, 11/20/2066(c)	27,606
42,871	Government National Mortgage Association, 4.569%, 10/20/2066(c)	41,933
255,930	Government National Mortgage Association, 4.585%, 7/20/2067(c)	248,831
638,746	Government National Mortgage Association, 4.639%, 4/20/2067(c)	623,711
358,702	Government National Mortgage Association, 4.700%, 1/20/2067(c)	351,330
		1,684,317
	Natural Gas — 0.3%
135,000	CenterPoint Energy Resources Corp., 5.400%, 7/01/2034	133,675
550,000	NiSource, Inc., 5.200%, 7/01/2029	547,858
155,000	Sempra, 5.400%, 8/01/2026	154,860
		836,393
	Non-Agency Commercial Mortgage-Backed Securities — 7.2%
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	233,283
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(c)	723,149
635,000	Bank, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(c)	663,826
333,261	Bank, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	345,700
985,000	Bank, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,017,665
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.584%, 10/15/2037(a)(c)	659,452
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	729,057
171,092	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	158,602
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	$250,251
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(c)	526,023
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.854%, 12/15/2038(a)(c)	507,957
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.227%, 4/15/2037(a)(c)	360,000
195,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.811%, 7/15/2029(a)(c)	194,762
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	477,692
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	348,089
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	952,754
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	486,712
388,749	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	373,998
115,393	Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	115,092
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	275,774
520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	504,976
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	706,949
19,557	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	19,310
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	408,134
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	343,438
365,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(c)	355,050
602,738	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	469,754
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(c)	376,258
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	215,910
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	168,277
223,092	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	219,960
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	516,097
776,274	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.394%, 11/15/2038(a)(c)	774,577
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	126,815
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	478,450
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	752,877
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	467,269
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.879%, 2/15/2039(a)(c)	971,595
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	193,500

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	$403,177
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(c)	753,617
		18,625,828
	Office REITs — 0.2%
485,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	412,259
	Packaging — 0.5%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	330,139
960,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	963,159
		1,293,298
	Paper — 0.2%
570,000	Smurfit Kappa Treasury ULC, 5.438%, 4/03/2034(a)	564,716
	Pharmaceuticals — 0.8%
385,000	Astrazeneca Finance LLC, 4.850%, 2/26/2029	384,229
965,000	Royalty Pharma PLC, 5.400%, 9/02/2034	939,091
655,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 7/05/2034	650,284
		1,973,604
	Property & Casualty Insurance — 1.1%
550,000	Allstate Corp., 5.050%, 6/24/2029	547,477
575,000	Enact Holdings, Inc., 6.250%, 5/28/2029	575,170
465,000	Essent Group Ltd., 6.250%, 7/01/2029	464,669
285,000	NMI Holdings, Inc., 6.000%, 8/15/2029	282,401
390,000	Radian Group, Inc., 6.200%, 5/15/2029	393,841
395,000	SiriusPoint Ltd., 7.000%, 4/05/2029	400,029
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	210,646
		2,874,233
	Retail REITs — 0.1%
185,000	Agree LP, 5.625%, 6/15/2034	183,102
	Retailers — 1.1%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	341,798
290,000	AutoNation, Inc., 4.500%, 10/01/2025	285,461
525,000	AutoZone, Inc., 5.050%, 7/15/2026	522,997
660,000	AutoZone, Inc., 5.400%, 7/15/2034	652,712
375,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	378,480
670,000	Tapestry, Inc., 7.700%, 11/27/2030	700,084
		2,881,532
	Technology — 1.8%
375,000	Applied Materials, Inc., 4.800%, 6/15/2029	374,450
470,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	465,243
305,000	Avnet, Inc., 6.250%, 3/15/2028	312,943
440,000	Broadcom, Inc., 4.000%, 4/15/2029(a)	419,204
570,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	519,093
330,000	Equifax, Inc., 5.100%, 6/01/2028	328,659
355,000	Flex Ltd., 6.000%, 1/15/2028	359,698
525,000	Global Payments, Inc., 1.500%, 11/15/2024	517,009
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	372,267
695,000	PayPal Holdings, Inc., 5.150%, 6/01/2034	686,452
200,000	Qorvo, Inc., 1.750%, 12/15/2024	195,760
		4,550,778
Principal Amount	Description	Value (†)
	Tobacco — 1.2%
$550,000	Altria Group, Inc., 6.200%, 11/01/2028	$570,326
475,000	BAT Capital Corp., 5.834%, 2/20/2031	481,696
1,305,000	Imperial Brands Finance PLC, 5.500%, 2/01/2030(a)	1,292,827
715,000	Philip Morris International, Inc., 5.125%, 2/13/2031	707,414
		3,052,263
	Transportation Services — 0.8%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	269,668
130,000	Element Fleet Management Corp., 6.319%, 12/04/2028(a)	134,394
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	171,976
350,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.250%, 7/01/2029(a)	347,047
210,000	Ryder System, Inc., MTN, 5.375%, 3/15/2029	210,827
970,000	United Parcel Service, Inc., 5.150%, 5/22/2034	967,307
		2,101,219
	Treasuries — 27.7%
9,615,000	U.S. Treasury Notes, 3.625%, 5/31/2028	9,341,198
16,555,000	U.S. Treasury Notes, 3.875%, 11/30/2027	16,240,067
1,105,000	U.S. Treasury Notes, 3.875%, 12/31/2027	1,083,806
1,215,000	U.S. Treasury Notes, 4.000%, 1/31/2029	1,196,300
13,855,000	U.S. Treasury Notes, 4.125%, 7/31/2028	13,708,332
7,200,000	U.S. Treasury Notes, 4.250%, 2/28/2029	7,167,656
9,155,000	U.S. Treasury Notes, 4.375%, 11/30/2028	9,153,569
3,045,000	U.S. Treasury Notes, 4.375%, 5/15/2034	3,045,952
3,020,000	U.S. Treasury Notes, 4.500%, 5/31/2029	3,040,527
6,965,000	U.S. Treasury Notes, 4.625%, 4/30/2029	7,044,989
1,060,000	U.S. Treasury Notes, 4.875%, 5/31/2026	1,062,153
		72,084,549
	Wireless — 0.2%
645,000	Vodafone Group PLC, 5.750%, 6/28/2054	624,644
	Wirelines — 0.4%
915,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	912,112
	Total Bonds and Notes (Identified Cost $260,017,393)	256,349,853

Short-Term Investments — 2.6%
6,741,870	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $6,743,836 on 7/01/2024 collateralized by $6,946,400 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $6,876,898 including accrued interest(d) (Identified Cost $6,741,870)	6,741,870
	Total Investments — 101.3% (Identified Cost $266,759,263)	263,091,723
	Other assets less liabilities — (1.3)%	(3,297,371)
	Net Assets — 100.0%	$259,794,352

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$81,111,720 or 31.2% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	61	$6,453,725	$6,501,266	$47,541
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	93	10,448,154	10,558,406	110,252
Total					$157,793
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$1,365	$1,365
Collateralized Mortgage Obligations	—	1,683,162	146	1,683,308
All Other Bonds and Notes(a)	—	254,665,180	—	254,665,180
Total Bonds and Notes	—	256,348,342	1,511	256,349,853
Short-Term Investments	—	6,741,870	—	6,741,870
Total Investments	—	263,090,212	1,511	263,091,723
Futures Contracts (unrealized appreciation)	157,793	—	—	157,793
Total	$157,793	$263,090,212	$1,511	$263,249,516

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or June 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
ABS Home Equity	$ —	$ —	$ —	$(9)	$ —	$(137)	$1,511	$ —	$1,365	$(9)
Collateralized Mortgage Obligations	166	—	—	5	—	(25)	—	—	146	5
Total	$166	$ —	$ —	$(4)	$ —	$(162)	$1,511	$ —	$1,511	$(4)
A debt security valued at $1,511 was transferred from Level 2 to Level 3 during the period ended June 30, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of June 30, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$157,793
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2024 (Unaudited)
Treasuries	27.7%
Banking	13.1
ABS Car Loan	10.3
Non-Agency Commercial Mortgage-Backed Securities	7.2
Life Insurance	5.5
ABS Other	4.9
Finance Companies	3.5
Electric	3.4
Automotive	2.6
Other Investments, less than 2% each	20.5
Short-Term Investments	2.6
Total Investments	101.3
Other assets less liabilities (including futures contracts)	(1.3)
Net Assets	100.0%